Employee Benefit Plans (Underlying Plan Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Disclosure of fair value of plan assets [line items]
Underlying plan assets	$ 468	$ 445
SERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	199
Fixed income securities	69
Equity securities - Canadian	52
Equity securities - Foreign	108
Underlying plan assets	428
ERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	25
Fixed income securities	5
Equity securities - Canadian	4
Equity securities - Foreign	6
Underlying plan assets	$ 40